Short-term loans (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term loans
Short-term Debt	¥ 734,371	$ 112,547	¥ 557,203